Investments in equity investees (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investments in equity investees
Total investments accounted for under the equity method		¥ 129,330	¥ 237,628
Total investments accounted for under the cost method		407,845	139,803
Total investments in equity investees	$ 77,369	537,175	377,431
Shenzhen Feng Chao Technology Ltd. ("Feng Chao")
Investments in equity investees
Total investments accounted for under the equity method			92,468
Total investments accounted for under the cost method		149,230
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Investments in equity investees
Total investments accounted for under the equity method		53,925
Feng Wang Investment Co., Ltd. ("Feng Wang")
Investments in equity investees
Total investments accounted for under the equity method		49,170	50,237
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO")
Investments in equity investees
Total investments accounted for under the equity method			81,538
Others
Investments in equity investees
Total investments accounted for under the equity method		26,235	13,385
Cai Niao Smart Logistics Network Limited ("Cai Niao")
Investments in equity investees
Total investments accounted for under the cost method		163,419	50,000
Wheat Commune Group Inc. ("Wheat Commune)
Investments in equity investees
Total investments accounted for under the cost method		83,316	77,923
Others
Investments in equity investees
Total investments accounted for under the cost method		¥ 11,880	¥ 11,880